Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional paid-in capital	AccumulatedDeficit	Deficit Accumulated During the Exploration Stage	Total
Balance, November 28, 2005 at Nov. 27, 2005	20,065,135	20,065	204,326	(9,066)		215,325
Net loss					$ (13,598)	$ (13,598)
Balance, December 31, 2005	20,065,135	20,065	204,326	(9,066)	(13,598)	201,727
Issuance of common stock and warrants, February 2006	250,000	250	749,750			750,000
Stock-based compensation expense			3,675,633			3,675,633
Net loss					(4,099,012)	(4,099,012)
Balance, December 31, 2006	20,315,135	20,315	4,629,709	(9,066)	(4,112,610)	528,348
Common stock issued for cash, August 2007	4,000,000	4,000	596,000			600,000
Warrants issued with common stock			400,000			400,000
Stock-based compensation expense			472,009			472,009
Net loss					(1,372,674)	(1,372,674)
Balance, December 31, 2007	24,315,135	24,315	6,097,718	(9,066)	(5,485,284)	627,683
Cancellation of shares by exercise of dissent rights	(100)		(45)			(45)
Stock-based compensation expense			98,869			98,869
Net loss					(496,794)	(496,794)
Balance, December 31, 2008	24,315,035	24,315	6,196,542	(9,066)	(5,982,078)	229,713
Stock-based compensation expense			42,075			42,075
Net loss					(516,827)	(516,827)
Balance, December 31, 2009	24,315,035	24,315	6,238,617	(9,066)	(6,498,905)	(245,039)
Issuance of shares for debt settlement	1,633,333	1,633	406,700			408,333
Stock-based compensation expense			19,800			19,800
Net income					137,720	137,720
Balance, December 31, 2010	25,948,368	25,948	6,665,117	(9,066)	(6,361,185)	320,814
Stock-based compensation expense			9,963			9,963
Net loss					$ (526,369)	$ (526,369)
Balance, December 31, 2011 at Dec. 31, 2011	25,948,368	25,948	6,675,080	(9,066)	(6,887,554)	(195,592)